UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    May 13, 2011

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40
Form 13F Information Table Value (x $1000) Total:  $1781849


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       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
AMGEN INC                    COM              031162100     2844   53200 SH       SOLE                   53200        0
BANK OF AMERICA CORPORATION  COM              060505104      227   17023 SH       SOLE                   17023        0
BANK OF NEW YORK MELLON CORP COM              064058100    34420 1152327 SH       SOLE                 1152327        0        0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702     4182   50000 SH       SOLE                   50000        0
CBS CORP NEW                 CL B             124857202    96514 3854399 SH       SOLE                 3854399        0        0
CAMECO CORP                  COM              13321L108     5648  188000 SH       SOLE                  188000        0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109     1024   58700 SH       SOLE                   58700        0
CISCO SYSTEMS INC            CALL             17275R902     5145  300000 SH       SOLE                  300000        0
CITIGROUP INC                COM              172967101      391   88519 SH       SOLE                   88519        0
COCA COLA CO                 COM              191216100    26835  404500 SH       SOLE                  404500        0        0
COCA COLA ENTERPRISES INC NE COM              19122T109   127456 4668700 SH       SOLE                 4668700        0
COVANTA HLDG CORP            COM              22282E102    66850 3913944 SH       SOLE                 3913944        0        0
FIDELITY NATL INFORMATION SV COM              31620M106    97710 2988989 SH       SOLE                 2988989        0        0
FISERV INC                   COM              337738108   102158 1628794 SH       SOLE                 1628794        0        0
FORD MTR CO DEL              PUT              345370950     2237  150000 SH       SOLE                  150000        0
FRONTIER COMMUNICATIONS CORP PUT              35906A958     1644  200000 SH       SOLE                  200000        0
GOOGLE INC                   CL A             38259P508    39417   67178 SH       SOLE                   67178        0        0
HSN INC                      COM              404303109    11388  355534 SH       SOLE                  355534        0        0
ISHARES TR MSCI EMERG MKT    PUT              464287954    37325  766900 SH       SOLE                  766900        0
ISHARES TR INDEX RUSSELL 2000PUT              464287955    58919  700000 SH       SOLE                  700000        0
JUNIPER NETWORKS INC         PUT              48203R954     8302  197300 SH       SOLE                  197300        0
LIBERTY MEDIA CORP NEW       INT COM SER A    53071M104    83191 5186475 SH       SOLE                 5186475        0        0
MCDONALDS CORP               COM              580135101    66153  869400 SH       SOLE                  869400        0        0
MOTOROLA SOLUTIONS INC       CALL             620076907    17876  400000 SH       SOLE                  400000        0
ORACLE CORP                  COM              68389X105    52701 1576342 SH       SOLE                 1576342        0        0
PHILIP MORRIS INTL INC       COM              718172109   100602 1532860 SH       SOLE                 1532860        0        0
QUEST DIAGNOSTICS INC        COM              74834L100    63325 1097103 SH       SOLE                 1097103        0        0
SPDR TRUST SERIES 1 ETF      PUT              78462F953   132590 1000000 SH       SOLE                 1000000        0
SPDR GOLD TRUST              PUT              78463V957    13986  100000 SH       SOLE                  100000        0
SARA LEE CORP                CALL             803111903     3168  179300 SH       SOLE                  179300        0
SCHEIN HENRY INC             COM              806407102   103124 1469630 SH       SOLE                 1469630        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    40673  510000 SH       SOLE                  510000        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    98351 1770500 SH       SOLE                 1770500        0        0
TRANSDIGM GROUP INC          COM              893641100    25568  305000 SH       SOLE                  305000        0
UNION PAC CORP               COM              907818108   101951 1036830 SH       SOLE                 1036830        0        0
UNITEDHEALTH GROUP INC       CALL             91324P902     4520  100000 SH       SOLE                  100000        0
WELLPOINT INC                COM              94973V107    88068 1261900 SH       SOLE                 1261900        0        0
YAHOO INC                    COM              984332106     1334   80000 SH       SOLE                   80000        0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101    49127  893700 SH       SOLE                  893700        0        0
RENAISSANCERE HOLDINGS LTD   COM              G7496G103     4908   71135 SH       SOLE                   71135        0
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